Accounts and transactions with related parties - Summary of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assa Compañía de Seguros, S.A. | Insurance
Disclosure of transactions between related parties [line items]
Related party	$ 13,247	$ 12,116	$ 10,157
Desarrollos Inmobiliarios del Este, S.A. | Property leasing
Disclosure of transactions between related parties [line items]
Related party	3,382	3,564	2,989
Profuturo Administradora de Fondos de Pensión y Cesantía | Payments
Disclosure of transactions between related parties [line items]
Related party	4,875	4,572	3,911
Panama Air Cargo Terminal | Handling
Disclosure of transactions between related parties [line items]
Related party	3,509	3,889	4,116
Motta International | Purchase
Disclosure of transactions between related parties [line items]
Related party	1,199	1,013	812
Galindo, Arias & López | Legal services
Disclosure of transactions between related parties [line items]
Related party	395	407	530
GBM International, Inc. | Technological support
Disclosure of transactions between related parties [line items]
Related party	73	51	50
Global Brands, S.A. | Purchase
Disclosure of transactions between related parties [line items]
Related party	2	83	60
Banco General, S.A. | Interest income,net
Disclosure of transactions between related parties [line items]
Related party	$ (3,710)	$ (2,368)	$ (829)